Derivative Instruments and Hedging Activities - Value of Derivative Assets and Derivative Liabilities (Detail) (Not Designated as Hedging Instruments [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives not Designated as Hedging Instruments
Fair value, Derivatives (included in Other Assets)	$ 12,125	$ 13,698	$ 23,748
Fair value, Derivatives (included in Other Liabilities)	12,103	13,647	23,522
Other Assets [Member] | Interest Rate Swap Contracts-Commercial Loans [Member]
Derivatives not Designated as Hedging Instruments
Fair value, Derivatives (included in Other Assets)	12,125	13,698	23,748
Notional amount, Derivatives (included in Other Assets)	249,159	261,754	227,532
Other Assets [Member] | Interest Rate Lock Commitments - Mortgage Loans [Member]
Derivatives not Designated as Hedging Instruments
Fair value, Derivatives (included in Other Assets)	187	85	467
Notional amount, Derivatives (included in Other Assets)	7,854	3,989	14,287
Other Assets [Member] | Forward Sale Contracts-Mortgage Loans [Member]
Derivatives not Designated as Hedging Instruments
Fair value, Derivatives (included in Other Assets)	0	34	0
Notional amount, Derivatives (included in Other Assets)	0	5,250	0
Other Liabilities [Member] | Interest Rate Swap Contracts-Commercial Loans [Member]
Derivatives not Designated as Hedging Instruments
Fair value, Derivatives (included in Other Liabilities)	12,103	13,647	23,522
Notional amount, Derivatives (included in Other Liabilities)	249,159	261,754	227,532
Collateral posted	11,492	12,611	19,595
Other Liabilities [Member] | Interest Rate Lock Commitments - Mortgage Loans [Member]
Derivatives not Designated as Hedging Instruments
Fair value, Derivatives (included in Other Liabilities)	0	0
Notional amount, Derivatives (included in Other Liabilities)	0	0
Other Liabilities [Member] | Forward Sale Contracts-Mortgage Loans [Member]
Derivatives not Designated as Hedging Instruments
Fair value, Derivatives (included in Other Liabilities)	10	0	48
Notional amount, Derivatives (included in Other Liabilities)	$ 7,948	$ 0	$ 14,100